Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are attributable to the following:

	Dec 31, 2018			Dec 31, 2017
	Assets	Liabilities	Total	Assets	Liabilities	Total
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	15.6	(28.0)	(12.4)	13.5	(28.7)	(15.2)
Intangible assets	0.3	(354.4)	(354.1)	0.1	(295.1)	(295.0)
Employee benefits	30.0	(0.4)	29.6	28.2	—	28.2
Tax value of loss carry forwards	19.1	—	19.1	15.6	—	15.6
Derivative financial instruments	—	(2.5)	(2.5)	0.9	0.5	1.4
Other	3.7	(6.8)	(3.1)	6.0	(4.4)	1.6
Tax assets/(liabilities)	68.7	(392.1)	(323.4)	64.3	(327.7)	(263.4)
Movement in deferred tax during the year:

	Opening balance Jan 1, 2018	Opening balance restatement due to IFRS 9 transition	Acquired in business combinations	Recognized in Statement of Profit or Loss	Recognized in Other Comprehensive Income	Movement in foreign exchange	Closing balance Dec 31, 2018
	€m	€m		€m	€m	€m	€m
Property, plant and equipment	(15.2)	—	—	3.2	—	(0.4)	(12.4)
Intangible assets	(295.0)	—	(59.3)	0.2	—	—	(354.1)
Employee benefits	28.2	—	—	(1.5)	3.3	(0.4)	29.6
Tax value of loss carry forwards	15.6	—	—	3.5	—	—	19.1
Derivative financial instruments	1.4	—	—	0.1	(4.0)	—	(2.5)
Other	1.6	(3.7)	—	(1.0)	—	—	(3.1)
Total deferred tax	(263.4)	(3.7)	(59.3)	4.5	(0.7)	(0.8)	(323.4)

	Opening balance Jan 1, 2017	Acquired in business combinations	Recognized in Statement of Profit or Loss	Recognized in Other Comprehensive Income	Movement in foreign exchange	Closing balance Dec 31 2017
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	(23.3)	—	8.2	—	(0.1)	(15.2)
Intangible assets	(291.3)	—	(3.7)	—	—	(295.0)
Employee benefits	27.7	—	2.5	(2.0)	—	28.2
Tax value of loss carry forwards	18.9	—	(3.0)	—	(0.3)	15.6
Derivative financial instruments	(3.3)	—	(0.3)	5.0	—	1.4
Other	3.0	—	(1.4)	—	—	1.6
Total deferred tax	(268.3)	—	2.3	3.0	(0.4)	(263.4)